Notes to the interim condensed consolidated statement of (income) loss - Other operating income and expenses - (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes to the interim condensed consolidated statement of (income) loss
Other operating income	€ 160
Other operating expenses	(22)	€ (44)
Other operating income and expenses	€ 138	€ (44)